Income Tax Benfit/Expense - Schedule of Income Tax Benfit/Expense (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	RM 182,847	$ 40,902		RM 917,273
Deferred tax	339,650	75,978
Over provision in prior year	(37,835)	(8,464)	(619,698)	(7,508,254)
Income tax (benefit)/expense	RM 484,662	$ 108,416	RM (619,698)	RM (6,590,981)